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                           THE TARGET PORTFOLIO TRUST
                        Gateway Center Three, 4th Floor
                              100 Mulberry Street
                         Newark, New Jersey 07102-4077


                                  May 1, 2002

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

      Re:     The Target Portfolio Trust ("Registrant")--
              File Nos. 33-50476 and 811-7064

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that Registrant's prospectus and statement of additional information do not differ from those contained in post-effective amendment No. 14 to Registrant's registration statement on Form N-1A, which we electronically filed with the Commission on April 30, 2002.

     Please contact me at 973-367-1495 if you have any questions concerning this filing.


                                         Very truly yours,


                                         /s/ George P. Attisano
                                         --------------------------
                                             George P. Attisano
                                             Secretary





T:\CLUSTER 4\SEC Transmittal Letters\Target Portfolios\5-02
Target 497(j) letter.doc